CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net loss	$ 7,103,057	$ 5,933,688	$ 5,302,691
Net cash used in operating activities	(2,234,995)	1,146,282	(1,201,109)
Cash flows provided by financing activities
Cash received from Share Issuances, deduct related costs	(380,000)	5,582,099	0
Cash advanced from subsidiaries	1,980,934
Cash flows used in investing activities
Cash invested to intangible assets	(501,000)	(6,704)
Proceeds received from sale of intangible assets	257,863	0	0
Cash flows used in financing activities
Effect of exchange rate changes on cash	335,413	201,436	(18,589)
Decrease in cash and cash equivalents	(3,595,886)	11,154,826	(503,142)
Cash and cash equivalents at the beginning of year	11,278,475	123,649	626,791
Cash and cash equivalents at the end of year	7,682,589	11,278,475	123,649
Supplemental Cash Flows Information:
Non-cash financing activities (refer to share issuance activities)	9,842,676	0	0
Income tax paid	38,218	54,215	108,825
Interest paid	1,218,757	1,233,066	939,914
Parent Company [Member]
Cash Flows from Operating Activities:
Net loss	(1,022,071)	(45)	0
Non-cash Item	342,137
Net cash used in operating activities	(679,934)	(45)	0
Cash flows provided by financing activities
Cash received from Share Issuances, deduct related costs	(380,000)	5,582,099	0
Cash advanced from subsidiaries	1,980,934
Cash advanced to subsidiaries	(677,863)	(5,581,999)	0
Net cash provided by financing activities	923,071	100	0
Cash flows used in investing activities
Cash invested to intangible assets	(501,000)	0	0
Proceeds received from sale of intangible assets	257,863
Cash flows used in financing activities
Net cash used in financing activities	(243,137)	0	0
Effect of exchange rate changes on cash	0		0
Decrease in cash and cash equivalents	(2)	55	0
Cash and cash equivalents at the beginning of year	55	0
Cash and cash equivalents at the end of year	53	55	0
Supplemental Cash Flows Information:
Non-cash financing activities (refer to share issuance activities)	9,842,676	0	0
Income tax paid	0	0	0
Interest paid	0	0	0
Non-cash investing and financing activities:
Shares issued to founders	$ 0	$ 0